Commodity Derivative Instruments - Gain (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Commodity Derivative Instruments
Commodity derivatives net gain (loss)	$ 79.9	$ 48.0